UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1917 Market Street
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April 30, 2012


Robert Brody
1917 Market Street
Denver, CO 80202
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 1
April 30, 2012
(unaudited)

                                             			Market
Common Stocks 99.17%				Shares          Value


Computer & Peripherals 10.42%

EMC corp. *					30,000 		$ 846,300
Cisco						32,840 		  661,726
						-------------------------
								1,508,026


Machinery 9.59%

Middleby Corp. *				 7,500 	 	  761,025
Flowserve Corp.					 5,450 		  626,369
						-------------------------
								1,387,394


Diversified Co. 8.98%

General Electric Co				34,840 		  682,167
Chemed Corp.	    				10,230 		  617,278
						-------------------------
								1,29,9445


Computer Software & Svcs 8.10%

Fair, Isaac Corp.				27,330 		1,172,457
						-------------------------
								1,172,457


Railroad 7.25%

Kansas City Southern 				13,620 		1,049,012
						-------------------------
								1,049,012


Semiconductor 5.98%

Intel Corp.					30,490 		  865,916
						-------------------------
								  865,916


Biotechnology 5.95%

Amgen Inc.					12,110 		  861,142
						-------------------------
								  861,142


Semiconductor Cap. Equip. 5.93%

Teradyne Inc. *					49,840 		  857,746
						-------------------------
								  857,746


Cable TV 5.52%

Time Warner Cable				 9,920 		  798,064
						-------------------------
								  798,064


ENTERTAINMENT 5.51%

TIME WARNER, INC.				21,290 		  797,523
						-------------------------
								  797,523


Phamacy Services 4.49%

Walgreen Co.					18,520 		  649,311
						-------------------------
								  649,311


Insurance Industry (Foreign) 3.65%

AXA ADS.					37,310 		  528,683
						-------------------------
								  528,683



Drug 3.31%

Medicines Co Com *				12,190 		  269,277
Bristol Myers 					 6,300 		  210,231
						-------------------------
								  479,508


Insurance (Life) 3.17%

Lincoln Natl Corp. 				18,500 		  458,245
						-------------------------
								  458,245



Beverage 2.46%

Cott Corp.  *					54,370 		  356,124
						-------------------------
								  356,124


Oilfield Svcs/Equip. 2.19%

RPC Inc						16,005 		  165,492
Complete Production 				 5,641 		  151,856
						-------------------------
								  317,348


Retail Store 1.97%

Dollar Tree Inc. *				 2,800 		  284,648
						-------------------------
								  284,648


Retail ( Hardlines) 1.93%

Petsmart Inc.					4,800 		  279,648
						-------------------------
								  279,648


Telecom. Equipment 1.88%

Neustar Inc. Cl A *				 7,500 		  272,625
						-------------------------
								  272,625


Medical Supplies 0.89%

Hil Rom Hldgs 					 3,970 		  128,827
						-------------------------
								  128,827




		                                -------------------------
Total Value Common Stocks (cost  $12,137,002)	99.17%	       14,351,692




Cash and Receivable, less liabilities	         0.83%	          119,879

		                                -------------------------

Total Net Assets	                        100.00%        14,471,571
                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities          2,504,849
Gross Unrealized depreciation on investment securities	         (290,159)
                                                          ---------------
Net  Unrealized depreciation on investment securities	        2,214,690
Cost of investment securities for federal income tax
purposes                                                       12,137,002

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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	May 8, 2012

	By /s/ Timothy E. Taggart
	Executive Vice President
	May 8, 2012